UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from
September 1, 2026 to September 30, 2026

Commission File Number of issuing entity: 333-249906-04

Commission Index Key Number of issuing entity: 0002010414

Volkswagen Auto Lease Trust 2024-A

(Exact name of issuing entity as specified in its charter)

Commission File Number of the depositor: 333-249906

Commission Index Key Number of the depositor: 0001182534

Volkswagen Auto Lease/Loan Underwritten Funding, LLC

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0000833733 VW Credit, Inc.

(Exact name of sponsor as specified in its charter)

Delaware (State or other jurisdiction of incorporation or organization of the issuing entity)

93-6969492
(I.R.S. Employer Identification No.)
1950 Opportunity Way, Suite 1500, Reston, Virginia	20190
(Address of principal executive offices of the issuing entity)	(Zip Code)

(703) 364-7000

(Telephone number, including area code)

N/A

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Name of exchange
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
Class A-1 Notes			☒
Class A-2-A Notes			☒
Class A-2-B Notes			☒
Class A-3 Notes			☒
Class A-4 Notes			☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ☒ No ☐

PART I—DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

Distribution and pool performance information with respect to the receivables that comprise the assets of Volkswagen Auto Lease Trust 2024-A is set forth in the monthly servicer’s certificate attached as Exhibit 99.1.

Item 1A. Asset-Level Information

The Asset Data File and Asset Related Document filed as Exhibit 102 and Exhibit 103, respectively, to the Form ABS-EE filed by the issuing entity, Volkswagen Auto Lease Trust 2024-A, on October 20, 2026 are hereby incorporated by reference into this Form 10-D.

PART II—OTHER INFORMATION

Item 2. Legal Proceedings.

Not applicable

Item 3. Sales of Securities and Use of Proceeds.

Not applicable

Item 4. Defaults Upon Senior Securities.

Not applicable

Item 5. Submission of Matters to a Vote of Security Holders.

Not applicable

Item 6. Significant Obligors of Pool Assets.

Not applicable

Item 7. Change in Sponsor Interest in Securities.

Not applicable

Item 8. Significant Enhancement Provider Information.

Not applicable

Item 9. Other Information.

On March 27, 2024, Volkswagen Auto Lease Trust 2024-A (the “Issuer”) and Citibank, N.A., as indenture trustee (the “Indenture Trustee”), entered into an Indenture (the “Indenture”) pursuant to which the Issuer issued the Class A-1 Auto Lease Asset Backed Notes, the Class A-2-A Auto Lease Asset Backed Notes, the Class A-2-B Auto Lease Asset Backed Notes, the Class A-3 Auto Lease Asset Backed Notes and the Class A-4 Auto Lease Asset Backed Notes (collectively, the “Notes”). Under the Indenture, the Issuer granted a security interest in its property to the Indenture Trustee to secure its obligations under the Notes.

Pursuant to the Amended and Restated Trust Agreement, dated as of March 27, 2024 (the “Trust Agreement”), between Volkswagen Auto Lease/Loan Underwritten Funding, LLC (the “Transferor”) and Deutsche Bank Trust Company Delaware, as owner trustee (the “Owner Trustee”), the Transferor has the right to purchase the Transaction SUBI Certificate from the Issuer on any payment date if, either before or after giving effect to any payment of principal required to be made on such payment date, the outstanding balance of the Notes is less than or equal to 10% of the initial note balance (the “Optional Purchase”). The Transferor is the sole holder of the Issuer’s equity certificate. The Transferor elected to exercise the Optional Purchase on October 20, 2026.

Upon exercise of the Optional Purchase and in accordance with the terms of the Indenture and the Trust Agreement, the Transferor purchased the Transaction SUBI Certificate for $343,817,330.83 and the Issuer used the proceeds of the Optional Purchase and the amounts on deposit in its collection account to redeem the Notes on October 20, 2026. Upon redemption of the Notes and satisfaction of the other terms and conditions of the Indenture, the Indenture Trustee released the lien of the Indenture and discharged the Indenture (other than with respect to certain rights and obligations that survive the satisfaction and discharge of the Indenture pursuant to the terms of the Indenture). The Issuer and the Trust Agreement will terminate following the final distribution by the Owner Trustee of all moneys or other property or proceeds of the Issuer’s trust estate in accordance with the terms of the Indenture, the Trust Agreement and the other documents, and the dissolution of the Issuer pursuant to Delaware law.

There are no prepayment or other penalties under the Indenture, Trust Agreement or related documents in connection with the Optional Purchase and redemption of the Notes.

On October 20, 2026, the Indenture Trustee made the monthly payment to the noteholders, as indicated in the monthly distribution report relating to the Issuer. A copy of this monthly distribution report, which relates to the October 20, 2026 monthly payment and the Collection Period ended September 30, 2026, provided to the Indenture Trustee, is attached hereto as Exhibit 99.1 and is incorporated herein by reference.

No assets securitized by VW Credit, Inc. (the “Securitizer”) and held by Volkswagen Auto Lease Trust 2024-A were the subject of a demand to repurchase or replace for breach of the representations and warranties during the distribution period from September 1, 2026 to September 30, 2026. Please refer to the Form ABS-15G dated February 09, 2026 filed by the Securitizer for additional information. The CIK number of the Securitizer is 0000833733.

Item 10. Exhibits.

Exhibit 99.1	Monthly Distribution report for the collection period commencing on September 1, 2026 to September 30, 2026.

Exhibit 102	Asset Data File for the reporting period September 1, 2026 to September 30, 2026 (Exhibit 102 to Form ABS-EE filed by Volkswagen Auto Lease Trust 2024-A with the SEC on October 20, 2026 is incorporated by reference herein).

Exhibit 103	Asset Data File for the reporting period September 1, 2026 to September 30, 2026 (Exhibit 103 to Form ABS-EE filed by Volkswagen Auto Lease Trust 2024-A with the SEC on October 20, 2026 is incorporated by reference herein).

Signature

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

October 20, 2026	Volkswagen Auto LEASE TRUST 2024-A

By VW Credit, Inc., as Servicer

	By:	/s/ Jodi Jay
	Name:	Jodi Jay
	Title:	Sr. Director Financial Reporting